Note 13 - Earnings (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]

NOTE 14. Earnings Per Share

The Company uses the two-class method of calculating earnings per share because certain of the Company’s stock-based awards qualify as participating securities.

The Company’s basic earnings per share attributable to common stockholders is computed as (i) net income as reported, (ii) less participating basic earnings (iii) divided by weighted average basic common shares outstanding. The Company’s diluted earnings per share attributable to common stockholders is computed as (i) basic earnings attributable to common stockholders, (ii) plus reallocation of participating earnings (iii) divided by weighted average diluted common shares outstanding.

The following table reconciles the Company’s earnings from operations and earnings attributable to common stockholders to the basic and diluted earnings used to determine the Company’s earnings per share amounts for the three and six months ended June 30, 2021 under the two-class method (in thousands):

	Three	Six
	Months Ended	Months Ended
	June 30,	June 30,
	2021	2021
Net income as reported	$5,743	$10,487
Participating basic earnings (a)	(407)	(743)
Basic earnings attributable to common stockholders	5,336	9,744
Reallocation of participating earnings	-	1
Diluted net income attributable to common stockholders	$5,336	$9,745

Basic weighted average shares outstanding	92,676	92,634
Dilutive warrants and unvested stock options	-	196
Diluted weighted average shares outstanding	92,676	92,830

(a)

Unvested restricted stock awards represent participating securities because they participate in nonforfeitable dividends with the common equity holders of the Company. Vested stock options represent participating securities because they participate in dividend equivalents with the common equity holders of the Company. Participating earnings represent the distributed and undistributed earnings of the Company attributable to the participating securities. Unvested stock options do not represent participating securities because, while they participate in dividend equivalents with the common equity holders of the Company, the dividend equivalents associated with unvested stock options are forfeitable in connection with the forfeitability of the underlying stock options.

The calculation for weighted average shares reflects shares outstanding over the reporting period based on the actual number of days the shares were outstanding.

NOTE 13. Earnings (Loss) Per Share

The Company uses the two-class method of calculating earnings (loss) per share because certain of the Company’s unvested stock-based awards qualify as participating securities.

The Company’s basic earnings (loss) per share attributable to common stockholders is computed as (i) net income (loss) as reported attributable to common stockholders, (ii) less participating basic earnings (iii) divided by weighted average basic common shares outstanding. The Company’s diluted earnings (loss) per share attributable to common stockholders is computed as (i) basic earnings (loss) attributable to common stockholders, (ii) plus reallocation of participating earnings (iii) divided by weighted average diluted shares outstanding. The components of basic and diluted earnings (loss) per share attributable to common stockholders are as follows (in thousands):

Successor
August 22, through December 31, 2020
Net income (loss) attributable to common stockholders	$(16,429)
Participating share-based earnings (a)	-
Basic and diluted net income (loss) attributable to common stockholders	$(16,429)

Basic weighted average shares outstanding	91,629
Dilution attributable to stock-based compensation awards	-
Diluted weighted average shares outstanding	91,629

(a)

Participating earnings represent the distributed and undistributed earnings of the Company attributable to the participating securities. Unexercised stock option awards do not participate in undistributed net losses as they are not contractually obligated to do so.

The calculation for weighted average shares reflects shares outstanding over the reporting period based on the actual number of days the shares were outstanding.  The Company excluded 10,225,472 of weighted average shares of common stock issuable upon the conversion of the warrants for the period from August 22, 2020 through December 31, 2020 as the effect was anti-dilutive.